Investment Objectives and Goals	Nov. 21, 2025
Calamos S&P 500 Structured Alt Protection ETF - January
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETF® — January
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos S&P 500® Structured Alt Protection ETF® — January (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of 7.57% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from January 1, 2025 through December 31, 2025.

Calamos S&P 500 Structured Alt Protection ETF - February
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETF® — February
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos S&P 500® Structured Alt Protection ETF® — February (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of 7.47% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from February 1, 2025 through January 31, 2026.

Calamos S&P 500 Structured Alt Protection ETF - March
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETF® — March
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos S&P 500® Structured Alt Protection ETF® — March (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of 7.63% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from March 1, 2025 through February 28, 2026.

Calamos S&P 500 Structured Alt Protection ETF - April
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETF® — April
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos S&P 500® Structured Alt Protection ETF® — April (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of 7.78% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from April 1, 2025 through March 31, 2026.

Calamos S&P 500 Structured Alt Protection ETF - May
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETF® — May
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos S&P 500® Structured Alt Protection ETF® — May (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of 7.00% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from May 1, 2025 through April 30, 2026.

Calamos S&P 500 Structured Alt Protection ETF - June
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETF® — June
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos S&P 500® Structured Alt Protection ETF® — June (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of 7.33% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from June 1, 2025 through May 31, 2026.

Calamos S&P 500 Structured Alt Protection ETF - July
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETF® — July
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos S&P 500® Structured Alt Protection ETF® — July (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of 6.82% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from July 1, 2025 through June 30, 2026.

Calamos S&P 500 Structured Alt Protection ETF - August
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETF® — August
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos S&P 500® Structured Alt Protection ETF® — August (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of 7.14% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from August 1, 2025 through July 31, 2026.

Calamos S&P 500 Structured Alt Protection ETF - September
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETF® — September
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos S&P 500® Structured Alt Protection ETF® — September (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of 6.59% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from September 1, 2025 through August 31, 2026.

Calamos S&P 500 Structured Alt Protection ETF - October
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETF® — October
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos S&P 500® Structured Alt Protection ETF® — October (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of 6.40% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from October 1, 2025 through September 30, 2026.

Calamos S&P 500 Structured Alt Protection ETF - November
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETF® — November
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos S&P 500® Structured Alt Protection ETF® — November (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of 6.78% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from November 1, 2025 through October 31, 2026.

Calamos S&P 500 Structured Alt Protection ETF - December
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETF® — December
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos S&P 500® Structured Alt Protection ETF® — December (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of 8.07% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from December 1, 2024 through November 30, 2025.

Calamos Nasdaq-100 Structured Alt Protection ETF - March
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Nasdaq-100® Structured Alt Protection ETF® — March
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos Nasdaq-100® Structured Alt Protection ETF® — March (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 ("Underlying ETF") up to a cap of 8.17% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from March 1, 2025 through February 28, 2026.

Calamos Nasdaq-100 Structured Alt Protection ETF - June
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Nasdaq-100® Structured Alt Protection ETF® — June
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos Nasdaq-100® Structured Alt Protection ETF® — June (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 ("Underlying ETF") up to a cap of 7.65% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from June 1, 2025 through May 31, 2026.

Calamos Nasdaq-100 Structured Alt Protection ETF - September
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Nasdaq-100® Structured Alt Protection ETF® — September
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos Nasdaq-100® Structured Alt Protection ETF® — September (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 ("Underlying ETF") up to a cap of 7.01% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from September 1, 2025 through August 31, 2026.

Calamos Nasdaq-100 Structured Alt Protection ETF - December
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Nasdaq-100® Structured Alt Protection ETF® — December
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos Nasdaq-100® Structured Alt Protection ETF® — December (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 ("Underlying ETF") up to a cap of 8.67% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from December 1, 2024 through November 30, 2025.

Calamos Russell 2000 Structured Alt Protection ETF - January
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Russell 2000® Structured Alt Protection ETF® — January
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos Russell 2000® Structured Alt Protection ETF® — January (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell2000® ETF ("Underlying ETF") up to a cap of 9.59% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from January 1, 2025 through December 31, 2025.

Calamos Russell 2000 Structured Alt Protection ETF - April
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Russell 2000® Structured Alt Protection ETF® — April
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos Russell 2000® Structured Alt Protection ETF® — April (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell2000® ETF ("Underlying ETF") up to a cap of 9.42% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from April 1, 2025 through March 31, 2026.

Calamos Russell 2000 Structured Alt Protection ETF - July
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Russell 2000® Structured Alt Protection ETF® — July
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos Russell 2000® Structured Alt Protection ETF® — July (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell2000® ETF ("Underlying ETF") up to a cap of 8.10% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from July 1, 2025 through June 30, 2026.

Calamos Russell 2000 Structured Alt Protection ETF - October
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Russell 2000® Structured Alt Protection ETF® — October
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos Russell 2000® Structured Alt Protection ETF® — October (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell2000® ETF ("Underlying ETF") up to a cap of 7.86% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from October 1, 2025 through September 30, 2026.